S000033328 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	144 Months Ended	162 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%	5.73%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Columbia Commodity Strategy Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	15.50%	12.71%	6.73%
Performance Inception Date				Oct. 01, 2014
Columbia Commodity Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.51%	10.93%	5.64%
Performance Inception Date						Jun. 18, 2012
Columbia Commodity Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	2.13%	0.68%
Performance Inception Date						Jun. 18, 2012
Columbia Commodity Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	4.47%	2.08%
Performance Inception Date						Jun. 18, 2012
Columbia Commodity Strategy Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	15.41%	12.54%	6.54%
Performance Inception Date						Jun. 18, 2012
Columbia Commodity Strategy Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	12.66%	6.64%
Performance Inception Date					Jan. 08, 2014